Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$163,382,391.16	0.3483633	$134,976,470.47	0.2877963	$28,405,920.69
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$415,612,391.16	0.2861891	$387,206,470.47	0.2666289	$28,405,920.69

Weighted Avg. Coupon (WAC)	4.76%		4.79%
Weighted Avg. Remaining Maturity (WARM)	32.24		31.59
Pool Receivables Balance	$450,941,491.98		$422,098,848.29
Remaining Number of Receivables	49,528		47,636

Adjusted Pool Balance	$445,524,417.54		$417,118,496.85

III. COLLECTIONS

Principal:
Principal Collections	$27,988,221.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$448,083.52
Total Principal Collections	$28,436,304.82

Interest:
Interest Collections	$1,771,189.26
Late Fees & Other Charges	$61,859.75
Interest on Repurchase Principal	$-
Total Interest Collections	$1,833,049.01

Collection Account Interest	$822.46
Reserve Account Interest	$245.96
Servicer Advances	$-

Total Collections	$30,270,422.25

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$30,270,422.25
Reserve Account Release					$-
Total Available for Distribution					$30,270,422.25
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$375,784.58		$375,784.58	$375,784.58
Collection Account Interest					$822.46
Late Fees & Other Charges					$61,859.75
Total due to Servicer					$438,466.79

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$84,414.24		$84,414.24
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$207,223.74		$207,223.74	$207,223.74

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$29,523,423.14

Reserve Account Release					$-
Reserve Account Draw					$-

7. Principal Distribution Amount:					$28,405,920.69

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,405,920.69
Class A-4 Notes				$-
Class A Notes Total:		$28,405,920.69		$28,405,920.69
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$28,405,920.69		$28,405,920.69

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,117,502.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,417,074.44
Beginning Period Amount	$5,417,074.44
Current Period Amortization	$436,723.00
Ending Period Required Amount	$4,980,351.44
Ending Period Amount	$4,980,351.44
Next Distribution Date Required Amount	$4,576,155.65

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	27
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		6.71%	7.17%	7.17%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	46,824	97.30%	$410,692,907.28
30 - 60 Days	1.37%	653	2.18%	$9,182,280.59
61 - 90 Days	0.27%	129	0.42%	$1,774,129.11
91 + Days	0.06%	30	0.11%	$449,531.31
		47,636		$422,098,848.29
Total
Delinquent Receivables 61 + days past due	0.33%	159	0.53%	$2,223,660.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	172	0.55%	$2,472,925.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	155	0.46%	$2,191,810.36
Three-Month Average Delinquency Ratio	0.33%		0.51%

Repossession in Current Period		47		$668,029.58
Repossession Inventory		150		$457,827.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$854,422.39
Recoveries				$(448,083.52)
Net Charge-offs for Current Period				$406,338.87

Beginning Pool Balance for Current Period				$450,941,491.98

Net Loss Ratio				1.08%
Net Loss Ratio for 1st Preceding Collection Period				0.54%
Net Loss Ratio for 2nd Preceding Collection Period				1.24%
Three-Month Average Net Loss Ratio for Current Period				0.96%

Cumulative Net Losses for All Periods				$11,201,613.79
Cumulative Net Losses as a % of Initial Pool Balance				0.74%

Principal Balance of Extensions				$2,801,576.89
Number of Extensions				197

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